Income Taxes (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision for income taxes using the statutory federal income tax rate	34.00%
Deferred Tax Assets, Net	$ 5,629,000	$ 3,066,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	2,563,000	1,988,000
Net operating loss carry forwards, expiration period	Begin to expire in 2029 through 2032.
Federal Taxable Income [Member]
Net operating loss carry forwards	7,500,000
State Taxable Income [Member]
Net operating loss carry forwards	$ 8,200,000